Performance B.3. Segmental Information - Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,074	$ 4,076	[1]	$ 4,043	[1]
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,861	3,876		3,820
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,248	2,281		2,343
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,568	1,553		1,437
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46	41		39
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	213	$ 200		$ 223
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,548
Latin America | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,336
Latin America | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,556
Latin America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	526
Africa | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	526
Africa | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12
Africa | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3
Over time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,102
Over time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,701
Over time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	401
Point in time | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	147
Point in time | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	213
Point in time | Latin America | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37
Point in time | Latin America | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	212
Point in time | Africa | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109
Point in time | Africa | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.